Document and Entity Information (USD $)	12 Months Ended
	Oct. 28, 2012	Apr. 29, 2012	Nov. 30, 2012 Common Stock	Nov. 30, 2012 Common Stock Non-Voting
Entity Registrant Name	HORMEL FOODS CORP /DE/
Entity Central Index Key	0000048465
Document Type	10-K
Document Period End Date	Oct. 28, 2012
Amendment Flag	false
Current Fiscal Year End Date	--10-28
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 3,886,325,520
Entity Common Stock, Shares Outstanding			263,612,318	0
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY